Employee Benefit Plan	12 Months Ended
Mar. 31, 2019
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLAN
10.	EMPLOYEE BENEFIT PLAN

The Company has made employee benefit contribution in accordance with relevant Chinese regulations, including retirement insurance, unemployment insurance, medical insurance, housing fund, work injury insurance and maternity insurance. The Company recorded the contribution in the salary and employee charges when incurred. The contributions made by the Company were $171,387 and $98,463 for the years ended March 31, 2019 and 2018, respectively